ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES
	As of December 31,
	2023	2022

Employee-related liabilities	$725	$1,372
Other current liabilities	302	298
	$1,027	$1,670